COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	2023	2022
Vessels, rigs and equipment, net	2,508	2,460
Investments in sales-type, direct financing leases and leaseback assets	56	119
Book value of consolidated assets pledged under ship mortgages	2,564	2,579

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	2023	2022
Vessels under finance lease, net	573	615
Total book value	573	615